Taxation - Reconciliation Between Income Tax Expense and Accounting Profit at Applicable Tax Rates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Profit before taxation	¥ 148,137	¥ 144,462	¥ 143,734
Notional tax on profit before tax, calculated at the PRC's statutory tax rate of 25% (Note)	37,034	36,116	35,934
Tax effect of deductible temporary difference for which no deferred tax asset was recognized	154	1,562	98
Tax effect of deductible tax loss for which no deferred tax asset was recognized	818	1,349	356
Tax effect on the eliminated unrealized profits related to the transfer of Tower Assets			1,547
Others	(98)	(384)	(158)
Taxation	33,723	35,623	35,079
PRC [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax effect of non-deductible expenses	772	798	986
Rate differential	(2,317)	(1,580)	(1,576)
Hong Kong [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax effect of non-deductible expenses	70	76	68
Rate differential	(182)	(133)	(122)
Share of profit of investments accounted for using the equity method [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax effect of non-taxable items	(2,487)	(2,159)	(2,023)
Interest income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax effect of non-taxable items	¥ (41)	¥ (22)	¥ (31)